Cover Page	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	HMG COURTLAND PROPERTIES INC
Entity Central Index Key	0000311817
Entity File Number	1-7865
Entity Tax Identification Number	59-1914299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1870 S. Bayshore Drive
Entity Address, Address Line Two	Coconut Grove
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	854-6803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false